SHARE CAPITAL (Details Narrative) - HKD ($)		12 Months Ended
	May 21, 2025	Mar. 31, 2026	Jul. 11, 2025	Jul. 10, 2025	Mar. 31, 2025	Feb. 25, 2025	May 14, 2024	Mar. 31, 2024	Jan. 16, 2024
IfrsStatementLineItems [Line Items]
Divided shares		$ 50,000,000
transferred Shares							1,127,505
Shares issued			1,375,000	206,250		25,000,000
Shareholders description	On May 21, 2025, the shareholders proposed to surrender both Class A and Class B Ordinary Shares with a par value of US$0.0001 to the Company with nil consideration. Specifically, Echo International proposed to surrender 3,451,545 Class A Ordinary Shares and 3,750,000 Class B Ordinary Shares; Bluemount Group Limited proposed to surrender 2,594,524 Class A Ordinary Shares and 2,818,873 Class B Ordinary Shares; Yes & Right Investment Limited proposed to surrender 2,436,610 Class A Ordinary Shares and 2,647,304 Class B Ordinary Shares; WI Holdings Limited proposed to surrender 1,331,214 Class A Ordinary Shares and 1,446,324 Class B Ordinary Shares; Be Good Investment Holdings Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; Lissington Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; and Mr. Wei Chieh Huang proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares.
Public offering price			$ 4.00
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued									23,010,299
Ordinary shares Outstanding								23,010,300
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued						25,000,000
Ordinary par share						$ 0.0001
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital		$ 50,000
Ordinary par value		$ 0.0001
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Ordinary par value		$ 0.0001
Ordinary shares issued		450,000,000
Class One Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Ordinary par value		$ 0.0001
Class B Ordinary [Member]
IfrsStatementLineItems [Line Items]
Ordinary par value		$ 0.0001			$ 0.0001
Shares issued		14,014,999	1,375,000
Purchase additional Shares issued					140,000
Class A Ordinary [Member]
IfrsStatementLineItems [Line Items]
Ordinary par value		$ 0.0001			$ 0.0001
Shares issued		11,505,148